UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Origin Asset Management LLP
Address:       One Carey Lane
               London EC2V 8AE
               United Kingdom

13 File Number: 028-13785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lindsay James Johnston
Title:  Partner and Chief Compliance Officer
Phone:  020 7812 8505

Signature, Place and Date of Signing   /s/ L. J. Johnston       London, United Kingdom      May 11, 2012
                                       ------------------       ----------------------      ------------
                                       [Signature]              [City, State]               [Date]

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

                                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    79 Data Records

Form 13F Information Table Value Total:    $1,941,859
                                            (thousands)

List of Other Included Managers:  N/A

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                         FORM 13F INFORMATION TABLE



      COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
      NAME OF           TITLE OF                   VALUE     SHRS OR   SH/  PUT/     INVESTMENT    OTHER        VOTING AUTHORITY
      ISSUER             CLASS        CUSIP       (X$1000)   PRN AMT   PRN  CALL     DISCRETION   MANAGER     SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                 COM        037833100     63,090     105,243  SH               SOLE                  SOLE
QUALCOMM INC              COM        747525103     57,296     842,344  SH               SOLE                  SOLE
AETNA INC NEW             COM        00817Y108     55,961   1,115,656  SH               SOLE                  SOLE
MCKESSON CORP             COM        58155Q103     51,579     587,663  SH               SOLE                  SOLE
CELGEN CORP               COM        151020104     51,151     659,840  SH               SOLE                  SOLE
PRICELINE COM INC         COM NEW    741503403     50,854      70,877  SH               SOLE                  SOLE
MICROSOFT CORP            COM        594918104     48,865   1,515,200  SH               SOLE                  SOLE
CHEVRON CORP NEW          COM        166764100     47,620     444,055  SH               SOLE                  SOLE
ROPER INDS INC NEW        COM        776696106     45,382     457,664  SH               SOLE                  SOLE
INTEL CORP                COM        458140100     43,459   1,546,050  SH               SOLE                  SOLE
TRANSDIGM GROUP INC       COM        893641100     42,727     369,104  SH               SOLE                  SOLE
AMGEN INC                 COM        031162100     42,152     619,970  SH               SOLE                  SOLE
HUMANA INC                CL A       444859102     41,878     452,830  SH               SOLE                  SOLE
DELL INC                  COM        24702R101     41,699   2,511,960  SH               SOLE                  SOLE
NETEASE INC               SPONSORED  64110W102     41,568     715,460  SH               SOLE                  SOLE
                          ADR
DEERE & CO                COM        244199105     40,160     496,410  SH               SOLE                  SOLE
DIRECTV                   COM CL A   25490A101     39,817     806,986  SH               SOLE                  SOLE
MATTEL INC                COM        577081102     38,817   1,153,194  SH               SOLE                  SOLE
WORLD FUEL SVCS CORP      COM        981475106     37,828     922,624  SH               SOLE                  SOLE
WRIGHT EXPRESS CORP       COM        98233Q105     37,291     576,103  SH               SOLE                  SOLE
POLARIS INDS INC          COM        731068102     36,840     510,607  SH               SOLE                  SOLE
CACI INTL INC             CL A       127190304     36,581     587,269  SH               SOLE                  SOLE
CF INDS HLDGS INC         COM        125269100     36,232     198,369  SH               SOLE                  SOLE
ABBOTT LABS               COM        002824100     33,339     543,950  SH               SOLE                  SOLE
DISCOVER FINL SVCS        COM        254709108     32,988     989,430  SH               SOLE                  SOLE
AGCO CORP                 COM        001084102     31,447     666,100  SH               SOLE                  SOLE
CUMMINS INC               COM        231021106     30,954     257,865  SH               SOLE                  SOLE
OIL STS INTL INC          COM        678026105     30,585     391,809  SH               SOLE                  SOLE
COINSTAR INC              COM        19259P300     28,088     441,979  SH               SOLE                  SOLE
TOWERS WATSON & CO        CL A       891894107     27,933     422,781  SH               SOLE                  SOLE
DISH NETWORK CORP         CL A       25470M109     27,280     828,430  SH               SOLE                  SOLE
CISCO SYS INC             COM        17275R102     26,799   1,267,090  SH               SOLE                  SOLE
AUTOZONE INC              COM        053332102     26,503      71,283  SH               SOLE                  SOLE
TORCHMARK CORP            COM        891027104     26,021     521,978  SH               SOLE                  SOLE
AFLAC INC                 COM        001055102     23,657     514,390  SH               SOLE                  SOLE
SANDISK CORP              COM        80004C101     23,633     476,560  SH               SOLE                  SOLE
KENNAMETAL INC            COM        489170100     22,977     515,989  SH               SOLE                  SOLE
CHECK POINT SOFTWARE TECH ORD        M22465104     21,376     334,835  SH               SOLE                  SOLE
LT
SEAGATE TECHNOLOGY PLC    SHS        G7945M107     21,262     788,924  SH               SOLE                  SOLE
HUBBELL INC               COM        443510201     21,008     267,348  SH               SOLE                  SOLE
VIACOM INC NEW            CL B       92553P201     20,834     438,970  SH               SOLE                  SOLE
QUESTCOR PHARMACEUTICALS  COM        74835Y101     19,800     526,306  SH               SOLE                  SOLE
INC
MADDEN STEVEN LTD         COM        556269108     19,465     455,316  SH               SOLE                  SOLE
WESTERN DIGITAL CORP      COM        958102105     19,425     469,308  SH               SOLE                  SOLE
TEMPUR PEDIC INTL INC     COM        88023U101     19,300     228,592  SH               SOLE                  SOLE
BIOGEN IDEC INC           COM        09062X103     18,953     150,459  SH               SOLE                  SOLE
DOVER CORP                COM        260003108     18,925     300,688  SH               SOLE                  SOLE
VALUECLICK INC            COM        92046N102     18,033     913,513  SH               SOLE                  SOLE
LILLY ELI & CO            COM        532457108     16,812     417,484  SH               SOLE                  SOLE
AVNET INC                 COM        053807103     15,956     438,460  SH               SOLE                  SOLE
PENN NATL GAMING INC      COM        707569109     15,696     365,200  SH               SOLE                  SOLE
PAR PHARMACEUTICAL COS    COM        69888P106     15,525     400,850  SH               SOLE                  SOLE
INC
JABIL CIRCUIT INC         COM        466313103     15,483     616,373  SH               SOLE                  SOLE
HELMERICH & PAYNE INC     COM        423452101     15,245     282,578  SH               SOLE                  SOLE
JOY GLOBAL INC            COM        481165108     15,128     205,829  SH               SOLE                  SOLE
EXXON MOBIL CORP          COM        30231G102     15,004     173,000  SH               SOLE                  SOLE
SUPERIOR ENERGY SVCS INC  COM        868157108     14,749     559,509  SH               SOLE                  SOLE
NU SKIN ENTERPRISES INC   CL A       67018T105     14,135     244,090  SH               SOLE                  SOLE
QUEST SOFTWARE INC        COM        74834T103     11,732     504,150  SH               SOLE                  SOLE
TELEDYNE TECHNOLOGIES INC COM        879360105     11,124     176,430  SH               SOLE                  SOLE
TECH DATA CORP            COM        878237106     11,039     203,454  SH               SOLE                  SOLE
CVB FINL CORP             COM        126600105     10,577     900,900  SH               SOLE                  SOLE
SYNNEX CORP               COM        87162W100     10,439     273,690  SH               SOLE                  SOLE
JP MORGAN CHASE & CO      COM        46625H100      9,656     210,000  SH               SOLE                  SOLE
PFIZER INC                COM        717081103      9,064     400,000  SH               SOLE                  SOLE
MASTERCARD INC            CL A       57636Q104      9,042     21,500   SH               SOLE                  SOLE
MEDICINES CO              COM        584688105      8,573     427,132  SH               SOLE                  SOLE
EXPEDIA INC DEL           COM NEW    30212P303      8,259     246,965  SH               SOLE                  SOLE
CAPITAL ONE FINL CORP     COM        14040H105      7,079     127,000  SH               SOLE                  SOLE
DELUXE CORP               COM        248019101      6,906     294,856  SH               SOLE                  SOLE
WELLS FARGO & CO NEW      COM        949746101      5,770     169,000  SH               SOLE                  SOLE
STATE STR CORP            COM        857477103      5,733     126,000  SH               SOLE                  SOLE
COMMERCE BANCSHARES INC   COM        200525103      5,592     138,000  SH               SOLE                  SOLE
FIDELITY NATIONAL         CL A       31620R105      5,409     300,000  SH               SOLE                  SOLE
FINANCIAL
HERBALIFE LTD             COM USD    G4412G101      4,814      69,952  SH               SOLE                  SOLE
                          SHS
INTERCONTINENTALEXCHANGE  COM        45865V100      3,023      22,000  SH               SOLE                  SOLE
INC
TATA MTRS LTD             SPONSORED  876568502      2,373      88,000  SH               SOLE                  SOLE
                          ADR
COPA HOLDINGS SA          CL A       P31076105      2,106      26,596  SH               SOLE                  SOLE
CNH GLOBAL N V            SHS NEW    N20935206        389       9,800  SH               SOLE                  SOLE